Share Based Award Plan - Additional Information of Baidu, Inc. (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 Stock Options 2008 Plan Maximum	Dec. 31, 2014 Stock Options 2008 Plan Minimum	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company 2008 Plan	Dec. 31, 2014 Parent Company Stock Options USD ($)	Dec. 31, 2014 Parent Company Stock Options CNY	Dec. 31, 2013 Parent Company Stock Options USD ($)	Dec. 31, 2013 Parent Company Stock Options CNY	Dec. 31, 2012 Parent Company Stock Options USD ($)	Dec. 31, 2012 Parent Company Stock Options CNY	Dec. 31, 2014 Parent Company Restricted Stock USD ($)	Dec. 31, 2014 Parent Company Restricted Stock CNY	Dec. 31, 2013 Parent Company Restricted Stock USD ($)	Dec. 31, 2013 Parent Company Restricted Stock CNY	Dec. 31, 2012 Parent Company Restricted Stock USD ($)	Dec. 31, 2012 Parent Company Restricted Stock CNY	Dec. 31, 2014 Parent Company Restricted Stock Maximum	Dec. 31, 2014 Parent Company Restricted Stock Minimum	Dec. 31, 2014 Parent Company Employee Holding No More Than Ten Percent Voting Power Maximum	Dec. 31, 2014 Parent Company Employee Holding More Than Ten Percent Voting Power Maximum	Dec. 31, 2014 Parent Company Employee Holding More Than Ten Percent Voting Power Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				3,428,777
Contractual term of share-based awards granted																			10 years	5 years
Percentage of voting power			10.00%
Shares vesting term	4 years	2 years															4 years	2 years
Percentage of the fair market value of the entity's ordinary shares																					110.00%
Total intrinsic value of options exercised					$ 36.23	224.80		114.21		200.91
Total fair value of options vested					24.05	149.22		123.44		53.56
Unrecognized share-based compensation cost					44.07	273.44					217.84	1,350.00
A weighted-average vesting period over which the deferred cost is expected to be recognized					2 years 4 months 6 days	2 years 4 months 6 days					3 years 7 days	3 years 7 days
The weighted-average grant-date fair value of options granted during respective years					$ 755.00		$ 419.80		$ 323.00
Total fair value of shares vested during respective years, restricted shares											$ 52.28	324.41		247.24		128.70
The weighted-average grant-date fair value of restricted shares granted during respective years			$ 1,815.60								$ 1,815.60		$ 1,137.00		$ 1,152.10